Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Domestic	$ (8,147)	$ (3,796)
International	6,912	6,543
(Loss)/income from continuing operations before income tax	$ (1,235)	$ 2,747